Note 7 - Long-term Debt and Notes Payable - Long-term Debt (Details) (Parentheticals) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Virginia Real Estate Loan [Member]
Original principal	$ 6,500,000	$ 6,500,000
Monthly installments	$ 31,812	$ 31,812
Debt Instrument, Interest Rate, Stated Percentage	3.95%	3.95%
Final payment	$ 3,318,029	$ 3,318,029
Maturity date	May 01, 2024	May 01, 2024
North Carolina Real Estate Loan [Member]
Original principal	$ 2,240,000	$ 2,240,000
Monthly installments	$ 10,963
Debt Instrument, Interest Rate, Stated Percentage	3.95%	3.95%
Final payment	$ 711,773	$ 711,773
Maturity date	May 01, 2024	May 01, 2024